Revenue Recognition (Details) - Schedule of Service - SoundHound, Inc. [Member] - Revenue Benchmark [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	$ 15,850	$ 8,806
Product Royalties [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	13,636	6,891
Service Subscriptions [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	1,176	879
Monetization [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	$ 1,038	$ 1,036